AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 25, 2012 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE® SERIES 12.0

This Supplement modifies certain information in the current above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”). The Prospectus is hereby incorporated by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. You should keep this Supplement with your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. Please note that the section entitled “Examples” under “Fee table,” is deleted in its entirety and is replaced with the following:

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.

The first example below shows the expenses that a hypothetical contract owner (who has elected the “Greater of” death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.013%; Series CP®: 0.009%; Series L: 0.008%; Series C: 0.008%; and Series ADV: 0.006%. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the “Greater of” death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit’s benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.

In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and “Greater of” death benefit base. Since the charges for the GMIB and “Greater of” death benefit are calculated as a percentage of their applicable benefit bases, the examples reflect the current charges in years 1 and 2 and the maximum charges in years 3 and later under these assumptions. The examples only reflect the current charges in years 1 and 2 because we may not increase the charges for the GMIB and “Greater of” death benefit until after your second contract date anniversary. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GMIB benefit base and “Greater of” death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See “Deferral bonus Roll-up rate” under “Guaranteed minimum income benefit” in “Contract features and benefits.”

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP® contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protected Benefit account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and AXA Conservative Strategy, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

					Series B
	If you surrender your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period, and select a non-life contingent period certain annuity option with less than five years				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,265	$2,583	$4,245	$8,749	N/A	$2,583	$4,245	$8,749	$565	$1,983	$3,745	$8,749
(b) assuming minimum fees and expenses of any of the Portfolios	$1,180	$2,337	$3,856	$8,113	N/A	$2,337	$3,856	$8,113	$480	$1,737	$3,356	$8,113

IM-13-12 (9/12)	Catalog No. 150051 (9/12)
RC 12.0 IF/New Biz	414541

					Series L
	If you surrender your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period, and select a non-life contingent period certain annuity option with less than five years				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,401	$2,687	$3,907	$9,002	N/A	$2,687	$3,907	$9,002	$601	$2,087	$3,907	$9,002
(b) assuming minimum fees and expenses of any of the Portfolios	$1,316	$2,442	$3,524	$8,391	N/A	$2,442	$3,524	$8,391	$516	$1,842	$3,524	$8,391
					Series CP®
	If you surrender your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period, and select a non-life contingent period certain annuity option with less than five years				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,402	$2,791	$4,417	$9,047	N/A	$2,791	$4,417	$9,047	$602	$2,091	$3,917	$9,047
(b) assuming minimum fees and expenses of any of the Portfolios	$1,314	$2,538	$4,019	$8,405	N/A	$2,538	$4,019	$8,405	$514	$1,838	$3,519	$8,405

		Series C
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$2,102	$3,931	$9,038	$607	$2,102	$3,931	$9,038
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,858	$3,548	$8,431	$522	$1,858	$3,548	$8,431
		Series ADV
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,784	$3,431	$8,238	$496	$1,784	$3,431	$8,238
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,533	$3,029	$7,552	$411	$1,533	$3,029	$7,552

The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.013%; Series CP®: 0.009%; Series L: 0.008%; Series C: 0.008%; and Series ADV: 0.006%.

The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP® contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. The Investment account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and EQ/Equity 500 Index and EQ/Small Company Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

					Series B
	If you surrender your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period, and select a non-life contingent period certain annuity option with less than five years				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,038	$1,632	$2,247	$3,641	N/A	$1,632	$2,247	$3,641	$338	$1,032	$1,747	$3,641
(b) assuming minimum fees and expenses of any of the Portfolios	$903	$1,227	$1,577	$2,323	N/A	$1,227	$1,577	$2,323	$203	$627	$1,077	$2,323

					Series L
	If you surrender your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period, and select a non-life contingent period certain annuity option with less than five years				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,175	$1,738	$1,921	$3,965	N/A	$1,738	$1,921	$3,965	$375	$1,138	$1,921	$3,965
(b) assuming minimum fees and expenses of any of the Portfolios	$1,039	$1,336	$1,260	$2,693	N/A	$1,336	$1,260	$2,693	$239	$736	$1,260	$2,693
					Series CP®
	If you surrender your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period, and select a non-life contingent period certain annuity option with less than five years				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,175	$1,841	$2,427	$3,989	N/A	$1,841	$2,427	$3,989	$375	$1,141	$1,927	$3,989
(b) assuming minimum fees and expenses of any of the Portfolios	$1,036	$1,426	$1,744	$2,666	N/A	$1,426	$1,744	$2,666	$236	$726	$1,244	$2,666

		Series C
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,153	$1,945	$4,011	$380	$1,153	$1,945	$4,011
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$752	$1,286	$2,745	$244	$752	$1,286	$2,745
		Series ADV
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$827	$1,411	$2,992	$269	$827	$1,411	$2,992
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$417	$721	$1,583	$134	$417	$721	$1,583

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

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